UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Market Liquidity Fund
Schedule of Investments
May 31, 2005

	Yield*	Maturity Date	Face Amount ($000)	Market Value ($000)

COMMERCIAL PAPER (24.9%)

Bank Holding Company (0.3%)
State Street Corp.	3.028%	6/20/2005	$65,000	$64,896

Finance--Auto (2.2%)
DaimlerChrysler Rev. Auto Conduit LLC	3.047%	6/7/2005	8,300	8,296
DaimlerChrysler Rev. Auto Conduit LLC	3.039%	6/8/2005	32,557	32,538
DaimlerChrysler Rev. Auto Conduit LLC	3.005%	6/13/2005	58,434	58,376
DaimlerChrysler Rev. Auto Conduit LLC	3.038%	6/13/2005	35,000	34,965
DaimlerChrysler Rev. Auto Conduit LLC	3.005%	6/14/2005	20,874	20,851
DaimlerChrysler Rev. Auto Conduit LLC	3.053%	6/16/2005	20,236	20,210
DaimlerChrysler Rev. Auto Conduit LLC	3.038%	6/17/2005	25,065	25,031
DaimlerChrysler Rev. Auto Conduit LLC	3.011%	6/20/2005	65,395	65,292
DaimlerChrysler Rev. Auto Conduit LLC	3.020%	6/20/2005	20,375	20,343
DaimlerChrysler Rev. Auto Conduit LLC	3.037%-3.047%	6/22/2005	81,213	81,069
DaimlerChrysler Rev. Auto Conduit LLC	3.035%-3.050%	6/27/2005	37,000	36,919
Toyota Motor Credit	3.045%	6/28/2005	50,000	49,886

				453,776

Finance--Other (10.0%)
Cafco, LLC	2.996%	6/24/2005 **	75,000	74,857
Cafco, LLC	3.051%	7/1/2005 **	13,200	13,167
Cafco, LLC	3.095%	7/6/2005 **	12,000	11,964
Cafco, LLC	3.106%	7/8/2005 **	12,500	12,460
CRC Funding, LLC	3.035%	6/7/2005 **	131,250	131,184
CRC Funding, LLC	2.996%	6/24/2005 **	75,000	74,857
General Electric Capital Corp.	3.136%	7/18/2005	470,000	468,086
GovCo Inc.	3.005%	6/14/2005 **	47,500	47,449
IXIS Commercial Paper Corp.	3.027%	6/10/2005 **	34,000	33,974
IXIS Commercial Paper Corp.	3.027%	6/13/2005 **	12,500	12,487
IXIS Commercial Paper Corp.	2.989%	6/16/2005 **	184,900	184,671
IXIS Commercial Paper Corp.	3.116%	7/19/2005 **	15,300	15,237
KFW International Finance Inc.	3.040%	7/1/2005 **	100,000	99,748
Old Line Funding Corp.	3.000%	6/7/2005 **	101,013	100,963
Old Line Funding Corp.	3.021%-3.031%	6/8/2005 **	105,236	105,174
Old Line Funding Corp.	3.011%	6/10/2005 **	53,976	53,936
Old Line Funding Corp.	3.032%	6/13/2005 **	31,437	31,405
Old Line Funding Corp.	3.038%	6/14/2005 **	35,000	34,962
Old Line Funding Corp.	3.039%	6/15/2005 **	10,000	9,988
Park Avenue Receivable Corp.	3.037%	6/15/2005 **	60,000	59,929
Preferred Receivables Funding Co.	3.037%	6/6/2005 **	30,000	29,987
Preferred Receivables Funding Co.	3.037%	6/14/2005 **	51,752	51,695
Ticonderoga Funding LLC	3.037%	6/17/2005 **	165,424	165,201
Yorktown Capital LLC	3.037%	6/14/2005 **	119,349	119,218
Yorktown Capital LLC	3.037%	6/15/2005 **	20,673	20,649
Yorktown Capital LLC	3.038%	6/17/2005 **	41,816	41,760
Yorktown Capital LLC	3.038%	6/20/2005 **	45,000	44,928

				2,049,936

Foreign Banks (9.5%)
Abbey National NA LLC	3.028%	6/20/2005	139,500	139,278
ANZ (Delaware) Inc.	3.030%	6/28/2005	114,300	114,041
CBA (Delaware) Finance Inc.	3.026%	6/6/2005	50,000	49,979
CBA (Delaware) Finance Inc.	3.027%-3.036%	6/9/2005	61,661	61,619
CBA (Delaware) Finance Inc.	3.027%	6/17/2005	150,000	149,799
CBA (Delaware) Finance Inc.	3.027%	6/27/2005	140,000	139,695
Danske Corp.	3.040%	6/13/2005	10,000	9,990
Danske Corp.	3.039%	6/20/2005	12,770	12,750
Danske Corp.	3.030%	6/28/2005	55,100	54,975
Dexia Delaware LLC	3.026%	6/8/2005	20,000	19,988
Dexia Delaware LLC	3.017%	6/15/2005	25,000	24,971
European Investment Bank	3.031%	7/1/2005	56,500	56,358
Fortis Funding LLC	3.039%	6/9/2005 **	150,000	149,899
ING (U.S.) Funding LLC	3.026%	6/2/2005	55,000	54,995
ING (U.S.) Funding LLC	3.027%	6/6/2005	24,125	24,115
ING (U.S.) Funding LLC	3.027%	6/7/2005	20,000	19,990
ING (U.S.) Funding LLC	3.039%	6/15/2005	15,000	14,982
ING (U.S.) Funding LLC	3.029%	6/21/2005	22,300	22,263
ING (U.S.) Funding LLC	3.040%	6/28/2005	15,000	14,966
National Australia Funding Delaware Inc.	3.019%	6/2/2005	150,000	149,987
National Australia Funding Delaware Inc.	3.040%	6/16/2005	78,600	78,501
National Australia Funding Delaware Inc.	3.016%	6/27/2005	57,000	56,877
Rabobank USA Financial Corp.	3.042%	7/1/2005	417,000	415,947
Royal Bank of Scotland Group PLC	3.092%	7/6/2005	50,000	49,850
UBS Finance (Delaware), Inc.	3.058%	6/27/2005	17,043	17,005
UBS Finance (Delaware), Inc.	3.041%	7/1/2005	50,000	49,874

				1,952,694

Foreign Industrial (2.1%)
Network Rail CP Finance PLC	3.027%	6/6/2005 **	26,350	26,339
Network Rail CP Finance PLC	3.028%	6/7/2005 **	132,700	132,633
Network Rail CP Finance PLC	3.044%	6/30/2005 **	13,427	13,394
Network Rail CP Finance PLC	3.076%	7/5/2005 **	94,716	94,442
Network Rail CP Finance PLC	3.076%	7/6/2005 **	100,000	99,703
Siemens Capital Corp.	3.044%	6/29/2005	35,000	34,918
Total Capital	3.050%	6/1/2005 **	27,000	27,000

				428,429

Industrial (0.7%)
Pfizer, Inc.	3.035%	6/30/2005 **	20,000	19,951
Wal-Mart Stores, Inc.	3.062%	7/6/2005 **	125,000	124,629

				144,580

Insurance (0.1%)
MetLife Funding	3.037%	6/20/2005	10,000	9,984

TOTAL COMMERCIAL PAPER
(Cost $5,104,295)				5,104,295

CERTIFICATES OF DEPOSIT (24.2%)

Certificates of Deposit--U.S. Banks (2.7%)
State Street Bank & Trust	2.970%	6/13/2005	50,000	50,000
Wells Fargo Bank, NA	3.020%	6/20/2005	77,000	77,000
Wells Fargo Bank, NA	3.040%	6/27/2005	375,000	375,000
Wells Fargo Bank, NA	3.100%	7/8/2005	48,000	48,000

				550,000

Yankee Certificates of Deposit--U.S. Branches (21.5%)
Bank of Montreal (Chicago Branch)	3.020%	6/20/2005	45,000	45,000
Bank of Montreal (Chicago Branch)	3.020%	6/27/2005	80,000	80,000
Bank of Montreal (Chicago Branch)	3.060%	7/5/2005	275,000	275,000
Bank of Nova Scotia (Portland Branch)	3.050%	7/1/2005	37,000	37,000
Barclays Bank PLC (New York Bracch)	3.110%	7/11/2005	85,000	85,000
Barclays Bank PLC (New York Branch)	3.110%	7/11/2005	150,000	150,000
BNP Paribas (New York Branch)	3.065%	7/6/2005	175,000	175,000
Calyon (New York Branch)	3.040%	6/30/2005	298,000	297,999
Danske Bank (New York Branch)	3.020%	6/27/2005	50,000	50,000
Dexia Credit Local (New York Branch)	3.005%	6/21/2005	348,720	348,720
Dexia Credit Local (New York Branch)	3.020%	6/24/2005	45,000	45,000
Dexia Credit Local (New York Branch)	3.070%	7/5/2005	60,000	60,000
Fortis Bank NV-SA (New York Branch)	3.020%	6/6/2005	50,000	50,000
Fortis Bank NV-SA (New York Branch)	3.020%	6/27/2005	155,000	155,000
HSBC Bank USA (New York Branch)	3.010%	6/24/2005	83,000	83,000
HSBC Bank USA (New York Branch)	3.040%	6/27/2005	40,000	40,000
HSH Nordbank AG (New York Branch)	3.030%	6/17/2005	35,000	35,000
HSH Nordbank AG (New York Branch)	3.030%	6/27/2005	225,000	225,000
HSH Nordbank AG (New York Branch)	3.060%	7/1/2005	20,000	20,000
HSH Nordbank AG (New York Branch)	3.070%	7/5/2005	40,000	40,000
HSH Nordbank AG (New York Branch)	3.070%	7/5/2005	80,000	80,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.040%	6/9/2005	30,000	30,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.000%	6/17/2005	20,000	20,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.060%	7/1/2005	425,000	425,000
Rabobank Nederland (New York Branch)	3.020%	6/20/2005	85,000	85,000
Royal Bank of Scotland PLC (New York Branch)	3.060%	7/5/2005	120,000	120,000
Royal Bank of Scotland PLC (New York Branch)	3.060%	7/5/2005	315,000	315,000
Societe Generale (New York Branch)	3.040%	6/30/2005	55,000	55,000
Societe Generale (NY Branch)	3.040%	6/30/2005	350,000	350,000
Svenska Handelsbanken, AB (New York Branch)	3.135%	7/25/2005	200,000	200,000
UBS AG (Stamford Branch)	3.060%	7/5/2005	425,000	425,000

				4,401,719

TOTAL CERTIFICATES OF DEPOSIT
(Cost $4,951,719)				4,951,719

EURODOLLAR CERTIFICATES OF DEPOSIT (7.1%)

ABN-AMRO Bank NV	3.020%	6/20/2005	225,000	225,000
ABN-AMRO Bank NV	3.020%	6/27/2005	69,000	69,000
ABN-AMRO Bank NV	3.030%	6/28/2005	85,000	85,000
Bank of Nova Scotia	3.030%	6/28/2005	55,000	55,000
Barclays Bank PLC	3.040%	6/27/2005	275,000	275,000
BNP Paribas	3.130%	7/25/2005	200,000	200,000
HBOS Treasury Services PLC	3.030%	6/27/2005	375,000	375,000
ING Bank NV	3.020%	6/27/2005	175,000	175,000

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Cost $1,459,000)				1,459,000

TEMPORARY CASH INVESTMENTS (43.7%)

Bank of America Securities, LLC
(Dated 5/31/2005, Repurchase Value $1,301,892,000,
collateralized by Farm Credit Administration Discount Notes, 6/2/2005-4/17/2006,
Federal Farm Credit Bank, 1.875%-5.350%, 11/4/2005-6/16/2014, Federal Home Loan
Bank Discount Notes, 6/2/2005-4/24/2006, Federal Home Loan Mortgage Corp.,
1.500%-7.100%, 6/15/2005-3/15/2031,Federal Home Loan Mortgage Corp. Discount
Notes, 10/11/2005-3/15/2006, Federal National Mortgage Assn., 0.000%-7.125%,
9/27/2005-6/1/2017, Federal National Mortgage Assn. Discount Note, 7/12/2005-
4/28/2006)	3.050%	6/1/2005	1,301,782	1,301,782

Barclays Capital, Inc.
(Dated 5/31/2005, Repurchase Value $2,265,192,000,
collateralized by Federal Home Loan Bank, 5.250%, 6/18/2014, Federal Home Loan
Mortgage Corp., 3.750% 11/15/2006 and Federal Home Loan Mortgage Corp. Discount
Notes, 7/1/2005-3/3/2006)	3.050%	6/1/2005	2,265,000	2,265,000

Citigroup Global Markets Inc.
(Dated 5/31/2005, Repurchase Value $15,001,000,
collateralized by Federal Home Loan Bank, 5.250%, 6/18/2014)	3.060%	6/1/2005	15,000	15,000

Credit Suisse First Boston LLC
(Dated 5/31/2005, Repurchase Value $500,043,000,
collateralized by Federal Home Loan Bank Discount Notes, 6/1/2005-9/2/2005,
Federal Home Loan Mortgage Corp., 0.000%, 11/29/2019, Federal Home Loan Mortgage
Corp. Discount Notes, 6/15/2005-2/7/2006, Federal National Mortgage Assn., 0.000%,
6/1/2017, Federal National Mortgage Assn. Discount Notes, 6/8/2005-12/19/2005)	3.060%	6/1/2005	500,000	500,000

Deutsche Bank Securities Inc.
(Dated 5/31/2005, Repurchase Value $500,042,000,
collateralized by Farm Credit Administration Discount Notes, 6/2/2005-6/30/2005,
Federal Farm Credit Bank, 2.500%-4.550%, 3/15/2006-2/9/2015, Federal Home Loan
Bank, 3.750%-5.470%, 11/30/2006-2/9/2009, Federal Home Loan Mortgage Corp., 5.250%,
1/15/2006, Federal Home Loan Mortgage Corp. Discount Note, 9/21/2005, Federal
National Mortgage Assn., 3.250%-6.625%, 8/15/2008-3/15/2013, Federal National
Mortgage Assn. Discount Notes, 2/24/2006-4/28/2006)	3.050%	6/1/2005	500,000	500,000

Greenwich Capital Markets, Inc.
(Dated 5/31/2005, Repurchase Value $400,034,000,
collateralized by Federal National Mortgage Assn., 0.000%-7.250%, 6/15/2006-
11/15/2030)	3.060%	6/1/2005	400,000	400,000

JPMorgan Securities Inc.
(Dated 5/31/2005, Repurchase Value $984,811,000,
collateralized by Federal Home Loan Bank Discount Notes, 6/17/2005-7/8/2005,
Federal Home Loan Mortgage Corp. Discount Note, 6/17/2005-4/4/2006, Federal
National Mortgage Assn. Discount Note, 6/8/2005-3/31/2006)	3.060%	6/1/2005	984,727	984,727

Merrill Lynch Government Securities Inc.
(Dated 5/31/2005, Repurchase Value $20,275,000,
collateralized by Federal National Mortgage Assn., 0.000%, 6/1/2017-10/9/2019)	3.020%	6/1/2005	20,273	20,273

UBS Securities LLC Warburg Dillon Read
(Dated 5/31/2005, Repurchase Value $2,950,251,000,
collateralized by Federal Home Loan Bank, 0.000%, 9/12/2008, Federal Home Loan Bank
Discount Notes, 6/3/2005-12/1/2005, Federal Home Loan Mortgage Corp., 0.000%,
12/22/2008-11/15/2028, Federal Home Loan Mortgage Corp. Discount Notes, 6/7/2005-
5/30/2006, Federal National Mortgage Assn., 0.000%, 10/5/2007-4/22/2008, Federal
National Mortgage Assn. Discount Notes, 6/14/2005-5/3/2006)	3.060%	6/1/2005	2,950,000	2,950,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $8,936,782)				8,936,782

TOTAL INVESTMENTS (99.9%)
(Cost $20,451,796)				20,451,796

OTHER ASSETS AND LIABILITIES-NET (0.1%)				16,573

NET ASSETS (100%)				$20,468,369

 *Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
**Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At May 31, 2005, the aggregate value of these securities was $2,269,840,000, representing 11.1% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.